Significant Accounting Judgments, Estimates, And Assumptions (Details Narrative) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Notional amount of derivatives	$ 638,996	$ 592,440
Significant interest rate benchmarks subject to interest rate benchmark reform [member] | LIBOR and Other Rates Subject to Reform [Member]
Disclosure Of Banks Exposure To Financial Instruments Referencing CDOR [Line Items]
Non-derivative financial assets	0	89,000
Non-derivative financial liabilities	0	604
Notional amount of derivatives	0	4,387,000
Off-balance sheet commitments	$ 0	$ 71,000